Subsequent Events (Details) - Forecast [Member] - USD ($)	Dec. 26, 2023	Nov. 30, 2023	Nov. 22, 2023	Feb. 29, 2024	Nov. 20, 2023
Subsequent Events (Details) [Line Items]
Agreed to pay		$ 15,000,000
Agreement paid		$ 7,500,000
Remaining expected to paid amount				$ 7,500,000
Sold of carrying value			$ 280,000
Sales price			$ 875,000
Offering private placement and issued units (in Shares)	400,000
Unit price per share (in Dollars per share)	$ 2
Raising total gross proceed	$ 800,000
Number of shares units (in Shares)	1
Number of warrant units (in Shares)	1
Number of warrant exercisable shares (in Shares)	1
Exercise price per share (in Dollars per share)	$ 2
Issuance term	5 years
SouthGilmore LLC [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage					40.00%